FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.1%
	AEROSPACE & DEFENSE - 4.1%
12,987	Howmet Aerospace, Inc.	$ 511,818
5,074	Safran S.A.	635,242
		1,147,060
	APPAREL & TEXTILE PRODUCTS - 1.7%
3,637	Cie Financiere Richemont S.A.	471,643

	ASSET MANAGEMENT - 3.0%
10,668	Groupe Bruxelles Lambert S.A.	851,932

	BANKING - 6.2%
19,318	Citigroup, Inc.	873,753
21,427	Wells Fargo & Company	884,721
		1,758,474
	BEVERAGES - 2.2%
21,855	JDE Peet's BV	632,318

	CABLE & SATELLITE - 7.3%
2,127	Charter Communications, Inc., Class A(a)	721,266
38,330	Comcast Corporation, Class A	1,340,400
		2,061,666
	CHEMICALS - 3.6%
9,781	International Flavors & Fragrances, Inc.	1,025,440

	CONSTRUCTION MATERIALS - 6.8%
5,482	HeidelbergCement A.G.	312,754
31,096	Holcim Ltd.	1,610,310
		1,923,064
	E-COMMERCE DISCRETIONARY - 2.8%
15,876	Alibaba Group Holding Ltd.(a)	175,427
7,275	Amazon.com, Inc.(a)	611,100
		786,527
	ELECTRIC UTILITIES - 2.2%
12,125	FirstEnergy Corporation	508,522

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	ELECTRIC UTILITIES - 2.2% (Continued)
7,183	PG&E Corporation(a)	$ 116,796
		625,318
	ELECTRICAL EQUIPMENT - 4.1%
10,148	TE Connectivity Ltd.	1,164,990

	ENGINEERING & CONSTRUCTION - 1.2%
3,760	Samsung C&T Corporation	338,908

	ENTERTAINMENT CONTENT - 2.2%
5,013	Activision Blizzard, Inc.	383,745
10,582	Nexon Company Ltd.	238,791
		622,536
	HEALTH CARE FACILITIES & SERVICES - 0.9%
1,265	ICON PLC(a)	245,726

	INDUSTRIAL SUPPORT SERVICES - 3.5%
3,780	Ferguson PLC	479,947
7,988	LG Corporation	495,436
		975,383
	INSURANCE - 8.5%
22,986	American International Group, Inc.	1,453,635
3,143	Aon PLC, Class A	943,340
		2,396,975
	INTERNET MEDIA & SERVICES - 13.9%
13,021	Alphabet, Inc., Class A(a)	1,148,842
9,842	Alphabet, Inc., Class C(a)	873,281
2,985	Delivery Hero S.E.(a)	143,129
5,084	Meta Platforms, Inc., Class A(a)	611,808
3,071	Naspers Ltd., Class N	510,416
1,291	Netflix, Inc.(a)	380,690
9,445	Uber Technologies, Inc.(a)	233,575
		3,901,741
	LEISURE FACILITIES & SERVICES - 1.9%
8,348	Entain PLC	133,361

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	LEISURE FACILITIES & SERVICES - 1.9% (Continued)
2,720	Marriott International, Inc., Class A	$ 404,981
		538,342
	METALS & MINING - 3.2%
134,180	Glencore PLC	896,026

	OIL & GAS PRODUCERS - 1.8%
28,457	Kinder Morgan, Inc.	514,503

	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
21,093	Swire Pacific Ltd., Class A	185,648

	RETAIL - CONSUMER STAPLES - 0.4%
5,217	Just Eat Takeaway.com N.V.(a)	110,328

	RETAIL - DISCRETIONARY - 1.8%
8,229	CarMax, Inc.(a)	501,064

	SEMICONDUCTORS - 9.4%
8,528	Analog Devices, Inc.	1,398,848
1,462	Broadcom, Inc.	817,448
2,805	NXP Semiconductors N.V.	443,274
		2,659,570
	TECHNOLOGY HARDWARE - 1.0%
6,448	Nintendo Company Ltd.	271,751

	TRANSPORTATION EQUIPMENT - 1.7%
4,819	Westinghouse Air Brake Technologies Corporation	480,984

	TOTAL COMMON STOCKS (Cost $29,483,791)	27,087,917

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 3.3%
	EQUITY - 3.3%
10,700	Vanguard Total World Stock ETF (Cost $915,355)	$ 922,233

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
136,229	State Street Institutional Treasury Money Market Fund, 3.65% (Cost $136,229)(b)	136,229

	TOTAL INVESTMENTS - 99.9% (Cost $30,535,375)	$ 28,146,379
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	19,390
	NET ASSETS - 100.0%	$ 28,165,769

A.G.	- Aktiengesellschaft
BV	- Beroepsvereniging
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europaea

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.